FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 7,266	£ 7,647
Customer deposits	475,331	476,344
Repurchase agreements at amortised cost	48,596	31,125
Debt securities in issue	73,819	71,552
Subordinated liabilities	10,730	13,108	£ 14,261
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,268	7,647
Customer deposits	475,147	476,506
Repurchase agreements at amortised cost	48,596	31,125
Debt securities in issue	71,975	74,665
Subordinated liabilities	10,065	14,804
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,266	7,647
Customer deposits	475,331	476,344
Repurchase agreements at amortised cost	48,596	31,125
Debt securities in issue	73,819	71,552
Subordinated liabilities	10,730	13,108
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	7,268	7,647
Customer deposits	475,147	476,506
Repurchase agreements at amortised cost	48,596	31,125
Debt securities in issue	71,975	74,665
Subordinated liabilities	£ 10,065	£ 14,804